Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 365.2	$ 494.3
Accounts and notes receivable, net	581.6	619.3
Inventories:
Parts and finished equipment	20.9	22.2
Work in process and materials	22.9	24.5
Deferred income taxes	24.1	16.4
Prepaid expenses and other current assets	121.0	140.6
Total	1,135.7	1,317.3
Properties	876.6	1,059.4
Less - Accumulated depreciation and amortization	722.8	890.7
Properties, net	153.8	168.7
Outsourcing assets, net	182.0	150.9
Marketable software, net	138.5	144.1
Prepaid postretirement assets	45.1	19.9
Deferred income taxes	114.5	154.6
Goodwill	177.4	183.9
Other long-term assets	196.2	209.3
Total	2,143.2	2,348.7
Current liabilities
Notes payable	65.8
Current maturities of long-term debt	11.0	1.8
Accounts payable	219.3	262.5
Deferred revenue	335.1	348.3
Other accrued liabilities	339.3	385.1
Total	970.5	997.7
Long-term debt	235.5	222.2
Long-term postretirement liabilities	2,111.3	2,369.9
Long-term deferred revenue	123.3	119.5
Other long-term liabilities	$ 81.2	$ 91.8
Commitments and contingencies
Deficit
Common stock, par value $.01 per share (100.0 million shares authorized; 52.6 million shares and 52.4 million shares issued)	$ 0.5	$ 0.5
Accumulated deficit	(1,845.7)	(1,735.8)
Treasury stock, at cost	(100.1)	(99.6)
Paid-in capital	4,500.9	4,488.3
Accumulated other comprehensive loss	(3,945.3)	(4,113.4)
Total Unisys stockholders' deficit	(1,389.7)	(1,460.0)
Noncontrolling interests	11.1	7.6
Total deficit	(1,378.6)	(1,452.4)
Total	$ 2,143.2	$ 2,348.7